COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
NOTE 9 - COMMITMENTS AND CONTINGENCIES	The Company has no commitments and contingencies liabilities to be disclosed.	The Company has no commitments and contingencies liabilities to be disclosed.	The Company has no commitments and contingencies liabilities to be disclosed.